Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total recognised derivative assets/(liabilities)

	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.22	£m	£m	£m
Foreign exchange derivatives	6,732,093	135,207	(123,662)
Interest rate derivatives	44,275,712	130,628	(116,541)
Credit derivatives	1,640,043	8,128	(8,228)
Equity and stock index and commodity derivatives	2,510,981	70,066	(71,830)
Derivative assets/(liabilities) held for trading	55,158,829	344,029	(320,261)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	139,040	701	(21)
Derivatives designated as fair value hedges	107,809	106	(1,054)
Derivatives designated as hedges of net investments	4,097	19	(60)
Derivative assets/(liabilities) designated in hedge accounting relationships	250,946	826	(1,135)

Total recognised derivative assets/(liabilities)	55,409,775	344,855	(321,396)

As at 31.12.21
Foreign exchange derivatives	5,824,856	76,140	(74,437)
Interest rate derivatives	38,816,432	125,846	(114,803)
Credit derivatives	1,272,104	5,682	(6,561)
Equity and stock index and commodity derivatives	1,899,382	54,010	(59,946)
Derivative assets/(liabilities) held for trading	47,812,774	261,678	(255,747)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	114,313	798	(3)
Derivatives designated as fair value hedges	102,815	59	(1,129)
Derivatives designated as hedges of net investments	2,423	37	(4)
Derivative assets/(liabilities) designated in hedge accounting relationships	219,551	894	(1,136)

Total recognised derivative assets/(liabilities)	48,032,325	262,572	(256,883)